Securities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Securities Classified At Fair Value Through Profit And Loss And At Fair Value Through Other Comprehensive Income
a)    Securities classified at fair value through profit and loss and at fair value through other comprehensive income are presented in the following table:

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets (i)
At fair value through profit or loss
Available portfolio	56,899,391	56,985,365	49,157,111	49,590,013
Brazilian government bonds	15,577,753	15,582,410	30,752,903	31,129,671
Investment funds	28,520,788	28,520,788	11,216,914	11,221,774
Stocks issued by public-held company	4,768,724	4,768,724	3,802,610	3,802,470
Debentures	4,493,406	4,522,150	1,111,595	1,114,967
Structured transaction certificate	235,794	270,225	485,012	515,960
Bank deposit certificates (ii)	352,770	356,313	371,455	372,329
Agribusiness receivables certificates	573,374	579,224	359,607	363,721
Certificate of real estate receivable	568,347	575,717	97,606	96,930
Financial credit bills	663,236	669,819	81,465	82,209
Others (iv)	1,145,199	1,139,995	877,944	889,982
Investments held in trust accounts	1,194,590	1,194,590	—	—
US government bonds (iii)	1,194,590	1,194,590	—	—
Total	58,093,981	58,179,955	49,157,111	49,590,013

(i)
Financial assets include R$31,921,400 (December 31, 2020 – R$13,387,913) related to Specially Constituted Investment Fund (“FIE”) as presented in Note 23, out of which R$26,336,326 (December 31, 2020 – R$10,625,520) are Investments funds.

(ii)	Bank deposit certificates include R$194,892 (December 31, 2020 – R$111,927) presented as cash equivalents in the statements of cash flows.
(iii)
Related to investments received through IPO transactions derived by XPAC Acquisition Corp. These funds are restricted for use and may only be used for purposes of completing an initial business combination or redemption of public shares as set forth in XPAC Acquisition Corp. trust agreement.

(iv)	Mainly related to securities loaned.
b)    Securities at fair value through other comprehensive income are presented in the following table

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets
At fair value through other comprehensive income (i)
National treasury bill	32,725,011	31,868,878	19,011,499	19,039,044
Bonds	458,755	463,499	—	—
Total	33,183,766	32,332,377	19,011,499	19,039,044

(i)
Includes expected credit losses in the amount of R$7,527 (December 31,2020 – R$8,855). The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

Summary of Financial Assets At Amortized Cost Securities
c)    Securities evaluated at amortized cost are presented in the following table:

	2021		2020
	Gross carrying amount	Book value	Gross carrying amount	Book value

Financial assets
At amortized cost (i)
Bonds	1,871,273	1,868,776	1,829,791	1,828,704
Rural product note	328,638	328,638	—	—
Debentures	41,393	41,393	—	—
Total	2,241,304	2,238,807	1,829,791	1,828,704

(i)
Include expected credit losses in the amount of R$2,497 (December 31,2020 – R$1,087). The reconciliation of gross carrying amount and the expected credit losses segregated by stages are presented in the Note 14.

Summary of Securities on the Financial Liabilities Classified at Fair Value through Profit or Loss
d)    Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities loaned	2,146,398	2,146,398	2,237,442	2,237,442

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair Value

Financial liabilities
At fair value through profit or loss
Debentures	536,881	518,804	—	—
Below is presented the securities classified by maturity:

	Assets		Liabilities
	2021	2020	2021	2020

Financial assets
At fair value through PL and at OCI
Current	47,431,624	34,572,107	2,146,398	2,237,442
Non-stated maturity	31,425,792	15,246,105	2,146,398	2,237,442
Up to 3 months	4,556,261	794,025	—	—
From 3 to 12 months	11,449,571	18,531,977	—	—

Non-current	43,088,235	34,065,805	518,804	—
After one year	43,088,235	34,065,805	518,804	—

Evaluated at amortized cost
Current	1,891,889	1,829,791	—	—
Up to 3 months	1,698,760	1,623,487	—	—
From 3 to 12 months	193,129	206,304	—	—

Non-current	349,415	—	—	—
After one year	349,415	—	—	—

Total	92,761,163	70,467,703	2,665,202	2,237,442

Summary of Fair Value and Remaining Contractual Principal Balance Outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of December 31, 2021 for instruments for which the fair value option has been elected.

			2021
	Contractual principal outstanding	Fair value	Fair value/(under) contractual principal outstanding
Long-term debt
Debentures	536,881	518,804	(18,077)